Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
AXS All Terrain Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AXS All Terrain Opportunity Fund

Class I Shares: TERIX

A series of Investment Managers Series Trust II (the "Trust")

Supplement dated May 31, 2022, to the

Prospectus and Statement of Additional Information ("SAI") dated February 1, 2022, as supplemented.

Effective June 30, 2022, Korey Bauer and Al Procaccino will no longer serve as portfolio managers to the AXS All Terrain Opportunity Fund (the "Fund"). Accordingly, effective June 30, 2022, all references in the Prospectus and SAI to Mr. Bauer and Mr. Procaccino will be deleted in their entirety. In addition, effective June 30, 2022, Parker Binion and Matthew Tuttle will be added as portfolio managers to the Fund.

Accordingly, effective June 30, 2022, the Prospectus and SAI will be updated as follows:

The "Portfolio Managers – AXS All Terrain Opportunity Fund Summary Section" of the Prospectus is replaced with the following:

Parker Binion, Portfolio Manager of the Advisor, and Matthew Tuttle, Managing Director and Portfolio Manager of the Advisor, have served as portfolio managers of the Fund since June 2022. Messrs. Binion and Tuttle are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

The second and third paragraphs of the "Portfolio Managers – Management of the Funds" section of the Prospectus are replaced with the following:

Parker Binion (AXS All Terrain Opportunity Fund, AXS Multi-Strategy Alternatives Fund, AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund) joined AXS in January 2021. Prior to joining AXS, Mr. Binion was a portfolio manager of Kerns Capital Management, Inc. since September 2014, and was responsible for managing the firm's separately managed account strategies and hedging/net exposure strategies. Prior to 2014, Mr. Binion was an investment advisor representative with Heritage Capital from 2012 to 2014. He holds an A.B. in political science with a concentration in economics from Duke University and a J.D. with honors from the University of Texas at Austin.

Matthew Tuttle (AXS All Terrain Opportunity Fund, AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund) joined AXS in January 2022. Prior to joining AXS, Mr. Tuttle was the founder and Chief Executive Officer, and Portfolio Manager of Tuttle Capital Management since 2012. Mr. Tuttle has an M.B.A. in Finance from Boston University and a B.A. in Economics from Clark University.

The first and second paragraphs of the "Principal Investment Strategies" section of the Summary Section of the Prospectus is replaced with the following. Additionally, the second and third paragraphs of the "More About the Funds' Investment Objectives, Principal Investment Strategies and Risks – AXS All Terrain Opportunity Fund Principal Investment Strategies" section of the Prospectus is replaced with the following:

The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress. The Fund will make investments that the Advisor believes offer a high probability of return, or, alternatively, a high degree of safety during uncertain market conditions. These investments include domestic and foreign equity securities, and fixed income securities of domestic and foreign issuers (including emerging market companies) of any credit quality (including junk bonds) and duration, including U.S. Treasury securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund may be long or short in these securities by taking positions in individual securities, individual stock options, index options, financial futures, ETFs, inverse ETFs, currencies, or other investment companies (including funds managed by the Advisor). Fixed income investments, other than U.S. Treasury securities, will generally be made through ETFs or other registered investment companies. The Fund may, from time to time, invest a significant portion of its assets in a single ETF or other registered investment company. The Fund may invest up to 50% of its assets in short sales or one or more inverse ETFs during adverse market conditions.

The Fund is managed by AXS, which serves as investment advisor and constructs the Fund's portfolio. The Advisor will tactically allocate the Fund's assets among securities using both fundamental and technical analysis to evaluate the relative strengths of and trends in the Fund's potential portfolio investments. The Advisor may from time to time focus on companies involved in corporate events such as spin-offs, share buybacks and public records of securities purchases and sales by corporate directors and officers. If AXS believes that current market conditions are unsuitable for equity investment, then, consistent with the Fund's objective of capital appreciation, all or a significant portion of the Fund's assets may be invested in cash or cash equivalents.

The following is added to the "Ownership of the Funds by Portfolio Manager" section of the SAI:

The following chart sets forth the dollar range of equity securities owned by Parker Binion and Matthew Tuttle in the AXS All Terrain Opportunity Fund as of April 30, 2022.

Dollar Range of Securities in the Fund (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)

AXS All Terrain Opportunity Fund
Name of Portfolio Manager
Parker Binion	A
Matthew Tuttle	A

Please file this Supplement with your records.